Valent Technologies LLC Agreements - Additional Information (Detail) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Preferred stock, par value		$ 0.001		$ 0.001		$ 0.001	$ 0.001
Dividend payable		$ 2,089	$ 2,089	$ 6,267	$ 6,267	$ 8,356	$ 8,356
Series A Preferred Stock
Preferred Stock, shares issued		278,530		278,530		278,530	278,530
Preferred stock, rate of dividend	3.00%
Valent Technologies Llc [Member]
Loan payable outstanding amount	$ 278,530
Aggregate accrued interest	$ 28,530
Dividend payable						$ 8,356	$ 8,356
Valent Technologies Llc [Member] | Series A Preferred Stock
Preferred Stock, shares issued	278,530
Preferred stock, par value	$ 1.00